Commitments Contingencies and Guarantees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments Contingencies And Guarantees [Line Items]
Restoration liabilities	$ 11
Rent expense from continuing operations	62	69	77
Sublease income	5	3
Letters of Credit Outstanding, Amount	19
Unconditional purchase obligation	91
Initial term of Management Agreement	10 years
Management agreement expiry date	Aug. 11, 2015
Segment, Discontinued Operations
Commitments Contingencies And Guarantees [Line Items]
Rent expense from discontinued operations	147	147	161
Commitments
Commitments Contingencies And Guarantees [Line Items]
Letters of Credit Outstanding, Amount	35
Commitments | Availability Services
Commitments Contingencies And Guarantees [Line Items]
Letters of Credit Outstanding, Amount	$ 14